UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F

                             Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:    03/31/00

Check here if Amendment [ ]; Amendment Number:    ______
  This Amendment (Check only one.):   [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Brian Warner
Address:    767 Third Avenue, 16th Floor
            New York, NY 10017
            (212) 593-4538

Form 13F File Number:    28-6744

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     ______________________________
Title:    ______________________________
Phone:    ______________________________

Signature, Place, and Date of Signing:
       /s/ Brian Warner             New York, NY              05/12/00
    ______________________    _________________________   ________________
          [Signature]               [City, State]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                            Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:       31

Form 13F Information Table Value Total:       $142,829,541


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                                     Form 13F INFORMATION TABLE

Column 1                     Column 2  Column 3      Column 4          Column 5         Column 6  Column 7            Column 8
--------                     -------- ----------     ---------  ---------------------   --------  -------- ------------------------
                                                                                                                     Voting
                                                                                                                    Authority
                               Title                    Value     Shrs or        Put/  Investment   Other  ------------------------
Name of Issuer               of Class    CUSIP        (x$1000)    prn amt SH/PRN Call  discretion managers     Sole    Shared  None
--------------               -------- -----------     --------  --------- ------ ----  ---------- -------- ----------  ------  ----

Gray Communications Sys Inc     COM   389190 10 9   $2,138,500    182,000                                     182,000
Wyndham Intl Inc                CLA   983101 10 6   $1,357,500    724,000                                     724,000
Loews Cineplex Entmt Corp       COM   540423 10 0     $175,000     50,000                                      50,000
Loews Corp                      COM   540424 10 8   $1,000,000     20,000                                      20,000
Weblink Wireless Inc            CLA   94769A 10 1   $9,259,512    692,300                                     692,300
Alaris Med Inc                  COM   011637 10 5     $252,875    119,000                                     119,000
North Pittsburgh Sys Inc        COM   661562 10 8   $1,613,981    122,970                                     122,970
Olin Corp                  COM PAR $1 680665 20 5     $443,750     25,000                                      25,000
Opti Inc                        COM   683960 10 8     $651,000    124,000                                     124,000
Park Pl Entmt Corp              COM   700690 10 0   $8,186,604    708,000                                     708,000
Casino Data Sys                 COM   147583 10 8     $328,000     64,000                                      64,000
Niagara Corp                    COM   653349 10 0   $1,489,950    331,100                                     331,100
Niagara Mohawk Hldgs Inc        COM   653520 10 6     $675,000     50,000                                      50,000
Pioneer Cos Inc                 CLA   723643 10 2   $1,128,946    205,263                                     205,263
Royal Caribbean Cruises LTD     COM   V7780T 10 3   $1,260,000     45,000                                      45,000
AT&T Corp                       COM   001957 10 9  $15,465,881    274,949                                     274,949
Algos Pharmaceuticals Inc       COM   015869 10 0     $365,125     25,400                                      25,400
Avatar Hldgs Inc                COM   053494 10 0   $4,516,000    225,800                                     225,800
BCE Inc                         COM   05534B 10 9  $12,543,800    100,000                                     100,000
Avatar Hldgs Inc.       SUB CONV 7%05 053494 AD 2     $190,000      2,200                                       2,200
Cole National Corp New          CLA   193290 10 3     $219,375     27,000                                      27,000
Crestline Cap Corp              COM   226153 10 4  $21,750,417  1,247,300                                   1,247,300
Dobson Communications Corp      CLA   256069 10 5     $805,000     35,000                                      35,000
Isle of Capri Casinos Inc       COM   464592 10 4  $16,625,000  1,330,000                                   1,330,000
Mariner Post-Acute Network Inc  COM   568459 10 1      $12,993     86,620                                      86,620
Pricesmart Inc                  COM   741511 10 9  $20,132,981    492,550                                     492,550
Penwest Pharmaceuticals Co      COM   709754 10 5   $4,530,999    367,985                                     367,985
Vivus Inc                       COM   928551 10 0     $264,992     32,000                                      32,000
R H Donnelley Corp            COM NEW 74955W 30 7     $850,000     50,000                                      50,000
Sun Intl Hotels Ltd             ORD   P8797T 13 3   $1,879,020     96,360                                      96,360
Saga Communications             CLA   786598 10 2  $12,717,340    664,959                                     664,959

                                                   -----------
                     TOTAL                        $142,829,541
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